Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 165	$ 149
Accrued expenses	445	973
Other accounts payable	$ 610	$ 1,122